UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/11

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Commercial Services – 1.0%
33,200	Thomson Reuters Corp.	$ 1,328,332

Communications* – 1.1%
34,000	SBA Communications Corp. Class A	1,387,200

Consumer Durables – 2.5%
142,100	Ford Motor Co.*	2,266,495
44,300	Leggett & Platt, Inc.	998,079

		3,264,574

Consumer Non-Durables – 6.0%
22,500	Coach, Inc.	1,217,025
16,100	Colgate-Palmolive Co.	1,235,997
39,500	PepsiCo, Inc.	2,540,245
22,400	Philip Morris International, Inc.	1,282,176
9,700	Polo Ralph Lauren Corp.	1,039,646
7,800	The Coca-Cola Co.	490,230

		7,805,319

Consumer Services – 6.1%
40,800	DIRECTV*	1,729,512
28,900	Expedia, Inc.	727,124
41,400	Las Vegas Sands Corp.*	1,924,686
5,100	McDonald’s Corp.	375,717
13,000	Panera Bread Co.*	1,242,280
61,700	Starbucks Corp.	1,945,401

		7,944,720

Electronic Technology – 19.6%
15,700	Apple, Inc.*	5,327,324
154,700	Cisco Systems, Inc.*	3,271,905
95,200	Dell, Inc.*	1,252,832
16,400	Harris Corp.	763,256
74,400	Hewlett-Packard Co.	3,399,336
119,000	Intel Corp.	2,553,740
50,600	Linear Technology Corp.	1,760,374
11,600	Lockheed Martin Corp.	923,360
42,700	Polycom, Inc.*	1,872,395
81,300	QLogic Corp.*	1,447,953
61,800	Texas Instruments, Inc.	2,095,638
16,400	Zebra Technologies Corp.*	637,960

		25,306,073

Energy Minerals – 10.4%
44,300	Arch Coal, Inc.	1,517,275
18,700	Chevron Corp.	1,775,191
8,000	Cimarex Energy Co.	833,040
19,300	ConocoPhillips	1,379,178
72,500	Exxon Mobil Corp.	5,849,300
22,200	Occidental Petroleum Corp.	2,146,296

		13,500,280

Finance – 3.1%
46,400	Morgan Stanley & Co.	1,364,160
15,300	Northern Trust Corp.	795,294
15,800	Prudential Financial, Inc.	971,858
51,400	The Charles Schwab Corp.	927,770

		4,059,082

Health Services – 2.5%
42,750	Lincare Holdings, Inc.	1,156,388
35,000	Medco Health Solutions, Inc.*	2,135,700

		3,292,088

Health Technology – 7.0%
13,000	Abbott Laboratories	587,080

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
22,400	Allergan, Inc.	$ 1,581,664
19,600	C. R. Bard, Inc.	1,849,260
48,700	Gilead Sciences, Inc.*	1,869,106
20,700	Johnson & Johnson	1,237,239
26,200	Medtronic, Inc.	1,003,984
15,500	Stryker Corp.	892,180

		9,020,513

Industrial Services – 2.3%
8,900	Diamond Offshore Drilling, Inc.	638,219
26,100	Schlumberger Ltd.	2,322,639

		2,960,858

Non-Energy Minerals – 2.6%
13,000	Freeport-McMoRan Copper & Gold, Inc.	1,413,750
9,600	Newmont Mining Corp.	528,672
31,500	Southern Copper Corp.	1,411,830

		3,354,252

Process Industries – 2.4%
49,300	International Paper Co.	1,423,784
15,500	The Lubrizol Corp.	1,665,630

		3,089,414

Producer Manufacturing – 8.6%
6,200	Cummins, Inc.	656,456
8,400	Eaton Corp.	906,864
35,800	Illinois Tool Works, Inc.	1,914,942
114,600	The Manitowoc Co., Inc.	1,539,078
29,000	The Timken Co.	1,363,580
23,900	TRW Automotive Holdings Corp.*	1,425,874
40,600	United Technologies Corp.	3,300,780

		11,107,574

Retail Trade – 3.3%
6,400	AutoZone, Inc.*	1,622,592
25,900	Lowe’s Cos., Inc.	642,320
14,900	Target Corp.	816,967
58,800	The Gap, Inc.	1,133,076

		4,214,955

Technology Services – 16.8%
26,700	Adobe Systems, Inc.*	882,435
33,800	BMC Software, Inc.*	1,612,260
7,400	Google, Inc.*	4,442,664
39,100	International Business Machines Corp.	6,334,200
170,900	Microsoft Corp.	4,738,202
86,700	Oracle Corp.	2,777,001
26,200	VeriSign, Inc.	881,630

		21,668,392

Transportation – 3.9%
52,000	Frontline Ltd.	1,348,360
15,500	Union Pacific Corp.	1,466,765
62,450	United Continental Holdings, Inc.*	1,586,230
8,800	United Parcel Service, Inc. Class B	630,256

		5,031,611

TOTAL COMMON STOCKS		$128,335,237

Exchange Traded Fund – 0.7%
16,700	iShares Russell 1000 Growth Index Fund	$ 979,455

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co.
$247,000	0.010%	02/01/11	$ 247,000
Maturity Value: $247,000

TOTAL INVESTMENTS – 100.1%			$129,561,692

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(161,502)

NET ASSETS – 100.0%			$129,400,190

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2011. This agreement was fully collateralized by $245,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $256,099.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$110,429,414
Gross unrealized gain	21,996,848
Gross unrealized loss	(2,864,570)
Net unrealized security gain	$19,132,278

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Commercial Services – 2.2%
12,000	Lamar Advertising Co.*	$ 442,080
11,000	R.R. Donnelley & Sons Co.	194,920
12,500	Thomson Reuters Corp.	500,125

		1,137,125

Communications – 4.6%
40,000	AT&T, Inc.	1,100,800
40,000	Qwest Communications International, Inc.	285,200
22,000	Verizon Communications, Inc.	783,640
7,500	Virgin Media, Inc.	188,700

		2,358,340

Consumer Durables* – 0.9%
28,000	Ford Motor Co.	446,600

Consumer Non-Durables – 7.1%
12,000	General Mills, Inc.	417,360
5,500	Molson Coors Brewing Co. Class B	257,785
3,500	PepsiCo, Inc.	225,085
17,500	Procter & Gamble Co.	1,104,775
16,000	Reynolds American, Inc.	508,960
6,500	Smithfield Foods, Inc.*	129,415
10,000	The Hershey Co.	466,900
6,500	V. F. Corp.	537,680

		3,647,960

Consumer Services – 7.6%
8,000	Cablevision Systems Corp.	270,800
7,500	CBS Corp. Class B	148,725
14,000	Comcast Corp.	318,500
14,000	DIRECTV*	593,460
7,500	eBay, Inc.*	227,700
10,000	Expedia, Inc.	251,600
6,500	Hyatt Hotels Corp.*	315,835
13,000	News Corp.	195,260
14,000	The Walt Disney Co.	544,180
1,000	The Washington Post Co. Class B	428,350
12,000	Time Warner, Inc.	377,400
8,000	Wyndham Worldwide Corp.	225,040

		3,896,850

Distribution Services* – 0.5%
6,000	Arrow Electronics, Inc.	226,800

Electronic Technology – 4.8%
16,000	Advanced Micro Devices, Inc.*	125,280
3,000	General Dynamics Corp.	226,200
6,000	Hewlett-Packard Co.	274,140
20,000	Intel Corp.	429,200
20,000	Intersil Corp.	302,400
2,000	Lockheed Martin Corp.	159,200
9,000	QLogic Corp.*	160,290
4,000	Raytheon Co.	199,960
7,500	Texas Instruments, Inc.	254,325
20,000	Vishay Intertechnology, Inc.*	330,000

		2,460,995

Energy Minerals – 9.4%
8,000	Chesapeake Energy Corp.	236,240
20,000	Chevron Corp.	1,898,600
14,000	ConocoPhillips	1,000,440
9,000	Marathon Oil Corp.	411,300
7,000	Occidental Petroleum Corp.	676,760
5,000	Plains Exploration & Production Co.*	177,000
10,000	QEP Resources, Inc.	406,400

		4,806,740

Shares	Description	Value
Common Stocks – (continued)
Finance – 25.4%
6,000	Allied World Assurance Co. Holdings Ltd.	$ 361,980
7,500	American Express Co.	325,350
7,000	Ameriprise Financial, Inc.	431,550
85,000	Bank of America Corp.	1,167,050
3,500	Bank of Hawaii Corp.	164,045
10,000	Berkshire Hathaway, Inc. Class B*	817,500
1,500	BlackRock, Inc.	297,030
5,000	Capital One Financial Corp.	240,800
15,000	Discover Financial Services	308,850
7,000	Equity Residential	379,330
13,000	Fifth Third Bancorp	193,310
6,000	HCP, Inc.	222,540
35,000	JPMorgan Chase & Co.	1,572,900
3,000	M&T Bank Corp.	259,410
14,000	Morgan Stanley & Co.	411,600
6,000	NYSE Euronext	190,860
5,000	PNC Financial Services Group, Inc.	300,000
23,000	Principal Financial Group, Inc.	753,710
3,000	Prudential Financial, Inc.	184,530
5,500	Raymond James Financial, Inc.	199,210
8,000	Senior Housing Properties Trust	179,360
2,000	Simon Property Group, Inc.	202,900
3,000	SL Green Realty Corp.	218,280
4,000	Taubman Centers, Inc.	209,400
6,000	The Chubb Corp.	347,580
8,500	The Travelers Cos., Inc.	478,210
20,000	U.S. Bancorp.	540,000
2,000	Vornado Realty Trust	176,180
50,000	Wells Fargo & Co.	1,621,000
10,000	Weyerhaeuser Co.	231,800

		12,986,265

Health Services* – 0.8%
6,500	WellPoint, Inc.	403,780

Health Technology – 10.1%
16,000	Abbott Laboratories	722,560
5,000	Amgen, Inc.*	275,400
6,000	Baxter International, Inc.	290,940
8,000	Eli Lilly & Co.	278,160
4,500	Hill-Rom Holdings, Inc.	182,115
20,000	Johnson & Johnson	1,195,400
22,000	Merck & Co., Inc.	729,740
80,000	Pfizer, Inc.	1,457,600

		5,131,915

Industrial Services – 3.1%
6,000	Diamond Offshore Drilling, Inc.	430,260
9,000	National-Oilwell Varco, Inc.	665,100
13,000	Waste Management, Inc.	492,310

		1,587,670

Non-Energy Minerals – 0.4%
13,000	Alcoa, Inc.	215,410

Process Industries – 3.3%
6,000	Archer-Daniels-Midland Co.	196,020
5,500	Cabot Corp.	237,875
4,000	Eastman Chemical Co.	371,440
9,000	MeadWestvaco Corp.	257,670
7,000	Sonoco Products Co.	248,850
11,000	The Dow Chemical Co.	390,280

		1,702,135

Producer Manufacturing – 6.7%
5,000	Carlisle Cos., Inc.	188,550
2,500	Eaton Corp.	269,900

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Common Stocks – (continued)
Producer Manufacturing – (continued)
90,000	General Electric Co.	$ 1,812,600
4,000	Illinois Tool Works, Inc.	213,960
2,000	Lear Corp.*	211,260
11,500	Masco Corp.	153,180
3,500	The Timken Co.	164,570
9,000	Tyco International Ltd.	403,470

		3,417,490

Retail Trade – 1.3%
17,000	SUPERVALU, Inc.	123,930
8,000	The Gap, Inc.	154,160
11,000	The Home Depot, Inc.	404,470

		682,560

Technology Services – 4.0%
15,000	AOL, Inc.*	352,800
6,000	BMC Software, Inc.*	286,200
8,000	Computer Sciences Corp.	426,320
23,000	Microsoft Corp.	637,675
20,000	Symantec Corp.*	352,200

		2,055,195

Transportation – 0.9%
3,500	CSX Corp.	247,100
3,500	Norfolk Southern Corp.	214,165

		461,265

Utilities – 4.8%
6,000	Alliant Energy Corp.	222,960
6,000	DTE Energy Co.	277,560
20,000	Duke Energy Corp.	357,600
8,000	Edison International	290,240
5,000	Exelon Corp.	212,550
5,000	PG&E Corp.	231,400
4,500	Progress Energy, Inc.	202,140
8,000	Questar Corp.	139,440
7,000	The Southern Co.	263,340
10,000	Xcel Energy, Inc.	235,700

		2,432,930

TOTAL COMMON STOCKS		$50,058,025

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.2%
Repurchase Agreement – 2.2%
State Street Bank & Trust Co.
$1,138,000	0.010%	02/01/11	$ 1,138,000
Maturity Value: $1,138,000

TOTAL INVESTMENTS – 100.1%			$51,196,025

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(55,439)

NET ASSETS – 100.0%			$51,140,586

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2011. This agreement was fully collateralized by $1,115,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $1,165,510.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$44,383,061
Gross unrealized gain	8,877,919
Gross unrealized loss	(2,064,955)
Net unrealized security gain	$6,812,964

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – 92.5%
Commercial Services – 3.2%
4,900	FactSet Research Systems, Inc.	$ 493,920
16,700	FTI Consulting, Inc.*	609,049
13,400	Lender Processing Services, Inc.	425,316
8,800	The Brink’s Co.	237,600
8,200	The McGraw-Hill Cos., Inc.	319,636

		2,085,521

Communications* – 1.7%
16,400	SBA Communications Corp. Class A	669,120
27,100	TW Telecom, Inc.	464,765

		1,133,885

Consumer Durables* – 0.9%
14,100	Tempur-Pedic International, Inc.	615,324

Consumer Non-Durables – 5.2%
11,200	Brown-Forman Corp., Class B	743,120
26,500	Coach, Inc.	1,433,385
38,800	Sara Lee Corp.	658,436
9,100	The Clorox Co.	572,299

		3,407,240

Consumer Services – 5.5%
1,900	Chipotle Mexican Grill, Inc. Class A*	415,948
31,800	Expedia, Inc.	800,088
28,900	Marriott International, Inc.	1,141,261
1,700	Priceline.com, Inc.*	728,484
4,400	Wynn Resorts Ltd.	511,852

		3,597,633

Electronic Technology – 15.9%
116,000	Advanced Micro Devices, Inc.*	908,280
16,700	Altera Corp.	627,419
65,400	Cadence Design Systems, Inc.*	567,672
6,800	Dolby Laboratories, Inc. Class A*	405,960
19,800	Harris Corp.	921,492
32,400	JDS Uniphase Corp.*	549,828
26,200	Juniper Networks, Inc.*	972,544
31,400	Linear Technology Corp.	1,092,406
24,700	Marvell Technology Group Ltd.*	469,547
19,700	Novellus Systems, Inc.*	710,579
32,400	ON Semiconductor Corp.*	358,020
19,400	SanDisk Corp.*	880,178
33,800	Xilinx, Inc.	1,088,360
23,300	Zebra Technologies Corp.*	906,370

		10,458,655

Energy Minerals – 3.9%
19,500	Arch Coal, Inc.	667,875
9,500	CONSOL Energy, Inc.	472,150
15,400	SM Energy Co.	957,264
10,100	Ultra Petroleum Corp.*	482,073

		2,579,362

Finance – 7.6%
7,995	Eaton Vance Corp.	242,249
8,800	Endurance Specialty Holdings Ltd.	409,112
7,800	Federal Realty Investment Trust	627,354
18,300	Genworth Financial, Inc.*	248,331
4,200	IntercontinentalExchange, Inc.*	506,058
11,800	Jefferies Group, Inc.	295,118
10,600	Principal Financial Group, Inc.	347,362
7,600	Rayonier, Inc.	449,996
18,800	T. Rowe Price Group, Inc.	1,239,296
29,000	TD Ameritrade Holding Corp.	592,180

		4,957,056

Shares	Description	Value
Common Stocks – (continued)
Health Services – 3.5%
6,680	Cerner Corp.*	$660,318
11,000	Laboratory Corporation of America
	Holdings*	989,010
24,300	Lincare Holdings, Inc.	657,315

		2,306,643

Health Technology – 6.9%
6,540	Allergan, Inc.	461,789
11,080	C. R. Bard, Inc.	1,045,398
15,500	DENTSPLY International, Inc.	549,940
18,100	Hill-Rom Holdings, Inc.	732,507
11,500	Illumina, Inc.*	797,410
5,200	Life Technologies Corp.*	282,308
9,900	Varian Medical Systems, Inc.*	668,943

		4,538,295

Industrial Services – 1.8%
7,800	Core Laboratories NV	711,828
5,000	FMC Technologies, Inc.*	470,000

		1,181,828

Non-Energy Minerals* – 0.8%
29,400	Titanium Metals Corp.	554,190

Process Industries – 7.1%
24,200	Crown Holdings, Inc.*	807,312
23,200	International Paper Co.	670,016
13,400	Nalco Holding Co.	408,164
10,400	PPG Industries, Inc.	876,512
15,336	Sigma-Aldrich Corp.	976,136
3,800	The Lubrizol Corp.	408,348
5,700	The Sherwin-Williams Co.	482,961

		4,629,449

Producer Manufacturing – 10.1%
9,000	Avery Dennison Corp.	378,810
6,200	Cummins, Inc.	656,456
5,700	Dover Corp.	365,370
5,400	Joy Global, Inc.	470,772
5,800	Lincoln Electric Holdings, Inc.	392,776
25,900	Masco Corp.	344,988
10,550	Parker Hannifin Corp.	943,276
58,000	The Manitowoc Co., Inc.	778,940
16,900	The Timken Co.	794,638
9,200	The Toro Co.	559,544
15,600	TRW Automotive Holdings Corp.*	930,696

		6,616,266

Retail Trade – 5.4%
3,800	AutoZone, Inc.*	963,414
21,900	Chico’s FAS, Inc.	239,148
4,000	Netflix, Inc.*	856,320
6,260	Nordstrom, Inc.	257,787
12,000	PetSmart, Inc.	482,880
5,700	Ross Stores, Inc.	371,640
7,900	The TJX Cos., Inc.	374,381

		3,545,570

Technology Services – 9.2%
14,100	Akamai Technologies, Inc.*	681,312
6,200	Alliance Data Systems Corp.*	438,588
22,700	BMC Software, Inc.*	1,082,790
15,500	MICROS Systems, Inc.*	708,970
14,400	Red Hat, Inc.*	595,008
15,600	Rovi Corp.*	963,456
10,200	Teradata Corp.*	438,498
18,400	VeriSign, Inc.	619,160

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Common Stocks – (continued)
Technology Services – (continued)
24,400	Western Union Co.	$ 494,832

		6,022,614

Transportation – 2.9%
8,500	Con-way, Inc.	289,170
33,600	Delta Air Lines, Inc.*	392,112
22,100	Frontline Ltd.	573,053
24,990	United Continental Holdings, Inc.*	634,746

		1,889,081

Utilities – 0.9%
35,300	CenterPoint Energy, Inc.	570,095

TOTAL COMMON STOCKS		$60,688,707

Exchange Traded Fund – 4.7%
53,400	iShares Russell Midcap Growth Index Fund	$ 3,081,180

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co.
$1,905,000	0.010%	02/01/11	$ 1,905,000
Maturity Value: $1,905,001

TOTAL INVESTMENTS – 100.1%			$65,674,887

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(95,485)

NET ASSETS – 100.0%			$65,579,402

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2011. This agreement was fully collateralized by $1,860,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $1,944,258.

COMMERCE MID CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:
Tax Cost	$50,943,161
Gross unrealized gain	15,159,639
Gross unrealized loss	(427,913)
Net unrealized security gain	$14,731,726

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 8.1%
Auto(a) – 0.4%
Citifinancial Auto Issuance Trust Series 2009-1, Class A2
$2,746,268	1.830%	11/15/12	$2,753,922

Commercial – 1.6%
ACLC Business Loan Receivables Trust Series 2002-1A, Class A2(a)
56,521	7.462	12/15/22	47,478
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,349,560	6.462	03/15/31	6,594,942
Small Business Administration Series 2006-P10B, Class 1
2,915,579	5.681	08/10/16	3,153,082

			9,795,502

Credit Card – 0.6%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,962,793

Equipment(a) – 0.2%
CIT Equipment Collateral Series 2010-VT1A, Class A2
1,232,273	1.510	05/15/12	1,233,922

Home Equity – 3.8%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.440	05/25/34	1,860,000
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
754,059	0.310	01/25/37	742,114
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,995	5.407	06/25/32	3,145,960
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,288,460	0.460	02/25/37	878,244
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,113,381	3.750	09/25/33	1,083,644
Equity One ABS, Inc. Series 2004-2, Class AF5
450,000	5.199	07/25/34	433,627
Lehman XS Trust Series 2005-1, Class 1A4(b)
994,748	0.600	07/25/35	840,588
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
715,600	4.814	11/25/35	693,094
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	1,001,455
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
2,358,403	3.400	03/25/33	2,267,548
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
3,971,280	5.490	10/25/33	3,087,360
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
858,400	8.850	03/25/25	844,379
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
885,360	8.480	09/25/30	873,890
SACO I Trust Series 2005-7 Class A(b)
305,225	0.820	09/25/35	259,502
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
335,959	0.370	10/25/36	330,530

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
$ 4,150,538	6.740%	07/25/29	$ 1,993,690
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
2,373,476	5.250	06/25/35	2,104,442
Terwin Mortgage Trust Series 2005-16HE, Class AF2
452,316	4.429	09/25/36	448,242
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
694,737	4.890	05/25/34	701,878

			23,590,187

Manufactured Housing – 1.2%
Green Tree Financial Corp. Series 1993-4, Class A5
1,729,540	7.050	01/15/19	1,770,268
Green Tree Financial Corp. Series 1995-5, Class M1(b)
724,052	7.650	09/15/26	738,230
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,035,948	7.900	06/15/27	1,067,044
Green Tree Financial Corp. Series 1996-6, Class A6
248,636	7.950	09/15/27	253,277
Green Tree Financial Corp. Series 1997-3, Class A6
81,611	7.320	03/15/28	88,771
Green Tree Financial Corp. Series 1998-3, Class A5
727,890	6.220	03/01/30	771,149
Green Tree Financial Corp. Series 1998-3, Class A6(b)
501,080	6.760	03/01/30	529,403
Lehman Manufactured Housing Contract Series 2001-B, Class A3
434,400	4.350	05/15/14	438,002
Mid-State Trust Series 11, Class A1
371,345	4.864	07/15/38	371,110
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
1,566,360	7.650	04/15/27	1,576,511

			7,603,765

Student Loans(b) – 0.3%
Northstar Education Finance, Inc. Series 2005-1, Class A5
2,085,600	1.054	10/30/45	2,000,236

TOTAL ASSET–BACKED SECURITIES			$50,940,327

Taxable Municipal Bond Obligations – 11.5%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$ 1,388,137

Alaska – 0.1%
Providence Alaska Health System Direct Obligation Series 2005
500,000	4.790	10/01/11	509,835

California – 2.0%
Anaheim California Public Financing Authority RB Build America Bonds
4,000,000	5.685	10/01/40	3,722,800
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(c)
10,590,000	0.000	09/01/42	1,187,880
11,420,000	0.000	09/01/43	1,175,461

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
California – (continued)
Industry California Sales Tax RB Taxable Series 2005 (NATL-RE)
$3,045,000	5.000%	01/01/13	$ 3,113,908
San Francisco City & County Airports Commission RB Refunding Second Series C
3,000,000	5.000	05/01/17	3,266,100

			12,466,149

District Of Columbia – 0.8%
Metropolitan Washington D.C. Airport Authority System RB Series B
5,000,000	5.250	10/01/25	5,179,100

Florida – 0.3%
Inland Protection Financing Corp. Florida RB Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,030,480

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C
Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,185,151
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	998,850

			2,184,001

Indiana – 1.0%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,190,000	5.650	07/15/13	2,421,220
Indianapolis Multi-School Building Corp. RB (Refunding First Mortgage)
5,000,000	3.000	01/15/26	3,700,150

			6,121,370

Iowa – 0.5%
Iowa Higher Education Loan Authority RB Refunding Private College Facility (Grinnell College Project)
2,500,000	5.000	12/01/19	2,835,350

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series 2009 B
1,000,000	5.000	11/01/23	1,014,790

Massachusetts – 0.5%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
255,000	5.360	05/01/11	257,780
2,485,000	5.430	05/01/12	2,615,686

			2,873,466

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,498,005

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – 1.9%
Curators University of Missouri System Facilities RB Build America Bonds
$2,500,000	5.792%	11/01/41	$ 2,576,250
Missouri Joint Municipal Electric Utility Commission Power Project RB Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,046,820
Missouri Joint Municipal Electric Utility Commission Power Project RB Taxable Series 2009 B
1,570,000	4.693	01/01/16	1,604,666
Missouri State Highways & Transit Commission State Road RB Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,771,720
New Liberty Hospital District RB Build America Bonds Series 2010 B
1,345,000	5.704	12/01/19	1,380,898
St. Louis Package RB Series 2006 B (NATL-RE)
1,560,000	5.020	12/15/12	1,623,663

			12,004,017

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax RB Build America Bonds Series 2010 C
2,525,000	5.100	07/01/21	2,459,274

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,069,970

New York – 1.1%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	1,935,020
1,055,000	5.008	06/01/22	1,003,896
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,264,395

			7,203,311

Ohio – 0.7%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,342,775
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series 2009 C
1,960,000	4.471	03/01/19	2,020,407

			4,363,182

Oklahoma – 0.3%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (NATL-RE)
2,000,000	5.160	07/01/13	2,164,740

Oregon – 0.1%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	796,398

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004 B (AGM)
$ 710,000	4.960%	07/15/14	$ 749,071
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (AGM)
2,155,000	5.810	05/15/16	2,318,780

			3,067,851

South Carolina – 0.2%
South Carolina State Public Service Authority RB Santee Cooper Taxable Series 2008 B
1,150,000	7.308	01/01/14	1,315,439

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$72,544,865

Mortgage-Backed Obligations – 32.6%
Collateralized Mortgage Obligations – 27.8%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$1,051,681	5.500%	02/25/18	$1,061,382
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
4,430,886	6.000	02/25/34	4,653,622
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
3,101,565	5.500	11/25/20	2,953,257
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
661,838	6.000	04/25/36	654,329
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,536,125	5.528	11/25/35	2,710,228
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,167,445	5.250	01/25/34	1,102,579
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
1,473,157	5.500	11/25/33	1,524,082
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
385,358	5.500	08/25/21	394,327
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
2,237,774	6.750	08/25/34	2,258,570
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,852,810	5.588	12/25/35	1,395,987
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
914,931	5.575	04/25/37	556,504
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
3,672,145	5.750	09/25/21	3,754,768
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
621,251	5.500	07/25/36	580,901
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,240,797	5.250	09/25/19	1,268,595
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
996,498	4.750	12/25/18	1,024,636
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
382,336	6.500	08/25/32	372,328
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
907,816	6.000	07/25/37	744,411

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
$3,117,885	5.500%	08/25/33	$3,314,944
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
1,475,807	4.750	01/25/19	1,472,938
Countrywide Home Loans Trust Series 2005-27, Class 2A1
3,623,781	5.500	12/25/35	3,297,728
Countrywide Home Loans Trust Series 2005-6, Class 2A1
854,856	5.500	04/25/35	777,874
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,186,731	5.250	07/25/33	1,225,701
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	8,855,244
FHLMC REMIC PAC Series 1579, Class PM
464,108	6.700	09/15/23	516,495
FHLMC REMIC PAC Series 2103, Class TE
391,302	6.000	12/15/28	417,354
FHLMC REMIC PAC Series 2110, Class PG
2,033,181	6.000	01/15/29	2,206,278
FHLMC REMIC PAC Series 2640, Class DR
1,719,876	4.000	08/15/17	1,752,451
FHLMC REMIC PAC Series 2716, Class DT
609,687	5.000	02/15/30	623,545
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,207,144
FHLMC REMIC PAC Series 2836, Class XQ
276,307	4.500	09/15/27	279,170
FHLMC REMIC PAC Series 2907, Class HC
1,191,092	5.000	06/15/27	1,214,544
FHLMC REMIC Series 2391, Class Z
5,006,568	6.000	12/15/31	5,466,796
FHLMC REMIC Series 2508, Class OY
1,260,367	4.500	10/15/17	1,335,693
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,895,232
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	848,051
FHLMC REMIC Series 2840, Class JL
1,338,778	4.500	06/15/23	1,389,492
FHLMC REMIC Series 2866, Class DH
2,897,559	4.000	09/15/34	3,037,787
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,314,191
FHLMC REMIC TAC Series 2658, Class A
1,245,989	4.500	08/15/18	1,281,546
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,484,979	6.000	01/25/35	1,476,811
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
5,108,938	5.500	05/25/35	4,522,043
FNMA REMIC FNIC PAC Series 2001-45, Class WG
759,520	6.500	09/25/31	843,394
FNMA REMIC PAC Series 2003-1, Class PG
1,582,444	5.500	09/25/31	1,641,988
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,302,342

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2003-14, Class AP
$ 317,027	4.000%	03/25/33	$ 331,025
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,562,400
FNMA REMIC Series 2002-73, Class OE
4,019,000	5.000	11/25/17	4,309,750
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,439,649
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	749,358
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	578,373
FNMA Series 2003-W6, Class 2A32
456,293	6.500	09/25/42	503,877
GNMA Series 1998-12, Class EB
702,063	6.500	05/20/28	724,670
Impac CMB Trust Series 2004-4, Class 1A1(b)
3,460,975	0.900	09/25/34	2,728,580
Impac CMB Trust Series 2004-4, Class 2A2
5,482,180	5.196	09/25/34	5,462,740
Impac Secured Assets Corp. Series 2004-2, Class A6
1,543,597	5.210	08/25/34	1,494,409
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
3,598,817	6.000	03/25/36	3,227,937
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	4,916,440
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	5.906	04/25/37	911,021
Master Alternative Loans Trust Series 2004-4, Class 1A1
696,689	5.500	05/25/34	737,667
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,403,835	6.500	05/25/34	2,495,849
Master Asset Securitization Trust Series 2003-10, Class 3A1
659,429	5.500	11/25/33	694,748
Master Asset Securitization Trust Series 2003-7, Class 1A1
1,241,927	5.500	09/25/33	1,271,843
Master Asset Securitization Trust Series 2004-3, Class 5A1
151,449	6.250	01/25/32	153,166
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
526,205	5.250	08/25/36	536,191
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,754,562	5.583	11/25/35	2,785,007
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
3,945,366	6.000	08/25/37	3,499,283
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
4,885,040	6.060	11/25/21	3,917,373
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
361,165	5.390	07/25/35	355,979
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,720,068	4.750	04/25/33	2,764,620
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,715,798	5.750	02/25/34	4,749,978
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
775,693	0.760	07/25/35	670,690

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust Series 2004-A6, Class A1
$3,552,212	5.000%	08/25/19	$ 3,543,794
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
834,479	6.000	05/25/33	865,928
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
550,028	5.000	05/25/18	566,091
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
1,458,677	5.500	11/25/35	1,403,974
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
3,223,695	5.750	12/25/35	3,044,677
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
2,883,522	5.500	12/25/21	3,026,911
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 1A1(b)
150,002	0.360	09/25/47	150,765
Structured Asset Securities Corp. Series 2003-20, Class 1A1
3,296,190	5.500	07/25/33	3,415,868
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,284,183	2.726	10/25/33	1,232,348
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,910,444	2.728	11/25/33	1,841,106
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
3,372,076	5.710	06/25/34	3,100,226
Structured Asset Securities Corp. Series 2005-6, Class 5A2
665,426	5.000	05/25/35	668,054
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
2,465,633	5.500	06/25/20	2,473,827
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS2, Class 3A1
207,306	6.500	05/25/32	211,512
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
780,311	5.000	06/25/18	807,350
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
540,858	5.250	01/25/20	550,246
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,342,935	5.061	09/25/35	1,332,936
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	173,456
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
1,000,000	5.250	03/25/37	900,022

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$175,408,996

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 1.6%
GNMA Series 2003-16, Class B
$3,580,000	4.490%		08/16/25	$ 3,770,626
GNMA Series 2003-38, Class JC(b)
317,749	7.006		08/16/42	364,778
GNMA Series 2004-45, Class A
571,992	4.020		12/16/21	575,704
GNMA Series 2004-60, Class C(b)
5,000,000	5.240		03/16/28	5,277,202

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$ 9,988,310

Mortgage-Backed Pass-Through Obligations – 3.2%
FHLMC
$ 63,970	8.500%		02/01/19	$ 69,898
113,422	8.500		03/01/21	127,300
699,080	7.000		05/01/26	796,062
38,002	7.000		10/01/30	43,418
92,758	7.500		12/01/30	106,823
174,721	7.500		01/01/31	201,213
337,872	7.000		08/01/31	386,258
4,059,374	5.000		05/01/33	4,279,332
736,737	2.604	(b)	05/01/34	770,756
1,707,530	5.277	(b)	01/01/36	1,820,767
FNMA
61,298	6.000		12/01/13	64,003
31,778	6.500		07/01/14	34,723
54,220	9.000		11/01/21	60,772
71,259	6.500		08/01/24	79,891
87,578	9.000		02/01/25	102,108
17,230	6.500		03/01/26	19,343
30,445	8.000		07/01/28	35,209
142,419	6.500		10/01/28	160,775
94,511	2.548	(b)	12/01/28	98,980
56,191	6.500		01/01/29	63,433
79,672	6.000		07/01/29	87,846
104,397	7.500		09/01/29	119,895
77,919	7.000		03/01/31	88,847
39,423	7.500		03/01/31	45,306
202,677	7.000		11/01/31	231,236
469,388	7.000		01/01/32	535,528
1,204,078	6.000		12/01/32	1,327,603
353,341	5.274	(b)	02/01/33	375,364
1,445,118	5.000		07/01/33	1,524,663
664,567	5.205	(b)	10/01/34	696,476
1,616,886	5.091	(b)	02/01/35	1,718,424
GNMA
215,372	8.000		02/15/22	253,583
88,317	7.500		08/20/25	103,483
390,723	7.500		07/20/26	457,843
470,161	6.500		04/15/31	532,468
395,775	6.500		05/15/31	448,224
1,988,170	5.500		04/15/33	2,160,604

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 20,028,457

TOTAL MORTGAGE-BACKED OBLIGATIONS				$205,425,763

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 27.5%
Aerospace/Defense – 0.8%
Goodrich Corp.
$1,000,000	4.875%	03/01/20	$1,044,335
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,164,053
United Technologies Corp.
2,000,000	5.700	04/15/40	2,105,086

			5,313,474

Beverages – 0.7%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,676,231
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,619,767

			4,295,998

Cable TV – 0.8%
Comcast Corp.
1,500,000	5.700	07/01/19	1,635,789
1,250,000	6.400	05/15/38	1,293,463
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	2,218,220

			5,147,472

Chemicals – 0.5%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,044,564
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	1,864,502

			2,909,066

Commercial Banks – 2.4%
Barclays Bank PLC
2,000,000	5.125	01/08/20	2,028,286
Credit Suisse AG
3,000,000	5.400	01/14/20	3,036,681
Credit Suisse New York
1,500,000	5.000	05/15/13	1,606,863
KeyBank NA
2,540,000	5.800	07/01/14	2,761,414
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,138,084
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,327,172

			14,898,500

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,595,333

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	1,976,106

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	1,925,422

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – 1.1%
GE Capital Trust I(b)
$3,525,000	6.375%	11/15/67	$ 3,560,250
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,203,378
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	1,866,592

			6,630,220

Electric – 2.3%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,955,316
Connecticut Light & Power Co.
415,000	5.650	05/01/18	463,753
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,718,516
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,600,883
PacifiCorp
2,400,000	5.650	07/15/18	2,713,930
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,783,471
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,032,550

			14,268,419

Financial – 6.3%
Bank One Corp.
1,000,000	8.530	03/01/19	1,157,939
Bear Stearns Companies, Inc.
1,000,000	7.250	02/01/18	1,180,411
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	2,953,815
Citigroup, Inc.
2,750,000	6.010	01/15/15	3,029,713
Equitable Life Assurance Society of the United States(a)
6,220,000	7.700	12/01/15	6,874,338
General Electric Capital Corp.
2,000,000	5.900	05/13/14	2,219,250
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,601,120
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,388,404
Merrill Lynch & Co., Inc.
1,270,000	6.875	04/25/18	1,407,654
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	8,017,156
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,824,975
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,735,478
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,556,525
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,865,522

			39,812,300

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food – 0.2%
Kraft Foods, Inc.
$1,000,000	6.875%	02/01/38	$ 1,117,708

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,965,109

Health Technology – 0.3%
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	1,873,362

Industrial – 0.3%
Receipts on Corporate Securities Trust NSC-1998-1
2,016,781	6.375	05/15/17	2,087,227

Insurance – 0.9%
Aegon NV
2,650,000	4.625	12/01/15	2,739,610
American International Group, Inc.
1,000,000	3.650	01/15/14	1,028,904
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,127,656

			5,896,170

Multimedia – 0.7%
CBS Corp.
2,600,000	8.200	05/15/14	3,040,757
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,059,865

			4,100,622

Oil & Gas – 2.5%
Apache Corp.
1,360,000	7.375	08/15/47	1,612,567
BP Capital Markets PLC
3,530,000	3.875	03/10/15	3,697,696
Tosco Corp.
2,095,000	8.125	02/15/30	2,671,806
Valero Energy Corp.
2,000,000	6.875	04/15/12	2,137,884
XTO Energy, Inc.
5,000,000	6.250	08/01/17	5,894,335

			16,014,288

Real Estate – 1.4%
AMB Property LP
2,000,000	6.125	12/01/16	2,196,456
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,312,060
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,026,258
Simon Property Group LP
1,000,000	6.750	05/15/14	1,129,170
2,000,000	4.200	02/01/15	2,104,346

			8,768,290

Retail – 0.2%
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,378,255

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Software – 0.4%
Adobe Systems, Inc.
$2,700,000	4.750%	02/01/20	$ 2,743,475

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,995,522

Telecommunications – 0.8%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,315,545
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,642,473

			4,958,018

Utilities – 1.3%
GTE Corp.
5,310,000	6.840	04/15/18	6,091,101
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,188,364

			8,279,465

Yankee – 1.8%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	850,355
955,000	5.250	12/15/15	1,066,390
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,316,070
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,308,956

			11,541,771

TOTAL CORPORATE OBLIGATIONS			$173,491,592

U.S. Government Agency Obligations – 15.6%
FFCB
$5,000,000	2.625%	04/17/14	$ 5,209,360
6,135,000	4.500	05/06/14	6,758,377
6,460,000	3.000	06/17/16	6,507,145
2,860,000	5.190	04/22/21	3,191,171
FHLB
5,000,000	1.750	08/22/12	5,094,835
5,000,000	4.500	09/16/13	5,455,940
7,000,000	3.625	10/18/13	7,473,830
2,050,000	5.625	06/13/16	2,235,064
3,250,000	4.350	04/28/20	3,275,941
1,915,000	5.375	08/15/24	2,129,710
2,650,000	7.125	02/15/30	3,350,088
FHLMC
5,000,000	1.625	04/15/13	5,094,385
32,500	6.000	12/01/13	35,395
3,110,000	2.875	02/09/15	3,247,400
2,500,000	5.000	02/16/17	2,808,645
2,500,000	6.750	03/15/31	3,135,197
FNMA
4,000,000	1.300	05/25/12	4,010,916
5,000,000	1.750	02/22/13	5,105,340
3,000,000	1.750	05/07/13	3,066,708
3,000,000	4.625	10/15/14	3,334,296
4,500,000	5.000	02/13/17	5,071,563
3,000,000	5.000	05/11/17	3,378,423
2,000,000	5.375	04/11/22	2,092,480

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
Tennessee Valley Authority
$2,456,999	4.929%	01/15/21	$ 2,678,129
1,485,096	5.131	01/15/21	1,637,319
2,500,000	5.880	04/01/36	2,804,687

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$98,182,344

Government Guarantee Obligations(d) – 1.2%
Citigroup Funding, Inc.
$2,500,000	1.875%	10/22/12	$ 2,552,662
Oriental Bank & Trust
3,000,000	2.750	03/16/12	3,063,543
U.S. Bancorp
2,000,000	2.250	03/13/12	2,041,182

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 7,657,387

U.S. Treasury Obligations – 3.2%
United States Treasury Bonds
$2,150,000	5.375%	02/15/31	$ 2,450,329
5,000,000	4.500	02/15/36	5,008,595
3,000,000	3.500	02/15/39	2,492,343
United States Treasury Notes
5,000,000	2.750	11/30/16	5,118,750
5,000,000	3.250	12/31/16	5,250,000

TOTAL U.S. TREASURY OBLIGATIONS			$20,320,017

Shares	Description	Rate	Value
Investment Company – 0.7%
Vanguard Long-Term Investment Grade Fund Admiral Shares
$ 506,527		5.750%	$ 4,634,725

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co.
$3,859,000	0.010%	02/01/11	$ 3,859,000
Maturity Value: $3,859,001

TOTAL INVESTMENTS – 101.0%			$637,056,020

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(6,383,890)

NET ASSETS – 100.0%			$630,672,130

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $26,513,643, which represents approximately 4.2% of net assets as of January 31, 2011.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2011.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Repurchase agreement was entered into on January 31, 2011. This agreement was fully collateralized by $3,770,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $3,940,781.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MSC	— Mortgage Securities Corp.
NATL-RE	— Insured by National Reinsurance Corp.
PAC	— Planned Amortization Class
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$599,592,302
Gross unrealized gain	46,870,527
Gross unrealized loss	(9,406,809)
Net unrealized security gain	$37,463,718

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 1.8%
Commercial – 1.0%
Small Business Administration Series 2006-P10B, Class 1
$ 1,166,232	5.681%	08/10/16	$1,261,233

Home Equity(a) – 0.8%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.710	04/25/34	670,504
Lehman XS Trust Series 2005-7N, Class 1A1A
346,052	0.530	12/25/35	245,236

			915,740

TOTAL ASSET–BACKED SECURITIES			$2,176,973

Mortgage-Backed Obligations – 26.6%
Collateralized Mortgage Obligations – 21.5%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 243,998	6.000%	10/25/33	$ 249,470
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
433,165	5.010	10/25/34	398,637
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
483,196	6.000	02/25/34	507,485
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
111,692	4.942	09/20/34	113,640
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
571,971	5.500	11/25/33	591,743
Citicorp Mortgage Securities, Inc. Series 2004-3, Class A11
298,846	5.250	05/25/34	302,406
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
172,569	4.750	08/25/34	177,656
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
261,738	2.985	09/25/34	243,671
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
1,194,743	5.250	12/25/33	1,223,537
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
500,000	5.375	01/25/35	494,501
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
596,957	4.750	12/25/18	613,813
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
60,071	5.000	02/25/18	62,077
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
459,942	2.969	11/19/33	463,602
FHLMC PAC Series 023, Class PK
403,166	6.000	11/25/23	430,681
FHLMC REMIC PAC Series 041, Class F
67,486	10.000	05/15/20	75,642
FHLMC REMIC PAC Series 159, Class H
29,042	4.500	09/15/21	30,433
FHLMC REMIC PAC Series 2022, Class PE
99,989	6.500	01/15/28	111,086
FHLMC REMIC PAC Series 2109, Class PE
306,324	6.000	12/15/28	332,924
FHLMC REMIC PAC Series 2345, Class PQ
41,834	6.500	08/15/16	44,624
FHLMC REMIC PAC Series 2522, Class PE
355,731	5.500	03/15/22	374,259

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2524, Class PD
$ 279,285	5.500%	12/15/31	$ 290,988
FHLMC REMIC PAC Series 2594, Class OR
58,635	4.250	06/15/32	59,228
FHLMC REMIC PAC Series 2668, Class OE
706,864	5.000	10/15/28	721,992
FHLMC REMIC PAC Series 2695, Class AT
33,107	4.000	10/15/26	33,101
FHLMC REMIC PAC Series 2760, Class EC
1,000,000	4.500	04/15/17	1,038,801
FHLMC REMIC PAC Series 2763, Class PC
99,911	4.500	08/15/16	100,098
FHLMC REMIC PAC Series 3028, Class MC
1,836,370	5.000	06/15/29	1,884,238
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	1,008,918
FHLMC REMIC PAC Series 3117, Class PC
558,394	5.000	06/15/31	579,154
FHLMC REMIC Series 2534, Class HB
541,632	5.000	10/15/16	549,102
FHLMC REMIC Series 2584, Class LX
83,414	5.500	12/15/13	84,582
FHLMC REMIC Series 2619, Class YP
86,677	3.500	03/15/16	86,809
FHLMC REMIC Series 2642, Class DA
541,857	5.000	05/15/22	565,758
FHLMC REMIC Series 2664, Class MA
372,526	5.000	04/15/30	379,468
FHLMC REMIC Series 2830, Class DA
436,823	5.000	07/15/19	456,202
FHLMC REMIC Series 2972, Class CA
452,848	4.500	05/15/20	478,244
FHLMC REMIC Series 3131, Class BA
250,163	5.500	11/15/24	265,235
FHLMC REMIC Series 3146, Class GA
289,895	5.500	11/15/24	308,308
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
34,661	0.000	06/25/22	31,903
FNMA REMIC PAC Series 1992-129, Class L
206,158	6.000	07/25/22	227,063
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
12,226	0.000	10/25/22	12,000
FNMA REMIC PAC Series 1998-36, Class J
108,497	6.000	07/18/28	116,036
FNMA REMIC PAC Series 2001-71, Class MB
240,804	6.000	12/25/16	260,403
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	612,034
FNMA REMIC PAC Series 2003-14, Class AP
426,255	4.000	03/25/33	445,075
FNMA REMIC Series 1991-137, Class H
99,010	7.000	10/25/21	110,643
FNMA REMIC Series 1993-182, Class FA(a)
32,203	2.710	09/25/23	33,765
FNMA REMIC Series 2003-33, Class LD
1,437,758	4.250	09/25/22	1,491,927
FNMA Series 2003-W17, Class 1A6
75,779	5.310	08/25/33	79,489
GNMA Series 1998-12, Class EB
175,515	6.500	05/20/28	181,167

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA Series 2001-53, Class F(a)
$ 32,510	0.611%	10/20/31	$ 32,478
GSR Mortgage Loan Trust Series 2003-6F, Class A1
405,709	3.000	09/25/32	404,002
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	2.810	01/25/36	787,916
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
470,171	5.506	10/25/34	449,437
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
756,428	2.828	04/21/34	736,932
Master Asset Securitization Trust Series 2003-6, Class 9A1
59,689	4.250	07/25/33	59,664
Master Asset Securitization Trust Series 2004-3, Class 5A1
72,021	6.250	01/25/32	72,837
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
100,259	3.704	09/25/34	100,714
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
401,731	4.750	04/25/34	399,251
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
213,662	5.000	05/25/18	219,902
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
37,672	6.250	12/25/23	38,512
Sequoia Mortgage Trust Series 10, Class 1A(a)
189,798	0.661	10/20/27	182,454
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
337,627	0.921	06/20/33	306,866
Structured Asset Securities Corp. Series 2003-20, Class 1A1
861,504	5.500	07/25/33	892,784
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,164,976	2.726	10/25/33	1,117,953
Vendee Mortgage Trust Series 1996-2, Class 1Z
231,199	6.750	06/15/26	266,457
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
211,271	5.750	12/25/32	219,378
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
775,124	5.750	09/25/18	786,213
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
140,456	5.000	06/25/18	145,323

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$26,552,691

Commercial Mortgage Obligations – 1.8%
GNMA REMIC Series 2004-51, Class A
$ 35,498	4.145%	02/16/18	$ 35,537
GNMA Series 2004-20, Class C
813,677	4.430	04/16/34	842,336
GNMA Series 2004-45, Class A
214,497	4.020	12/16/21	215,889
GNMA Series 2004-60, Class C(a)
1,150,000	5.240	03/16/28	1,213,756

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS			$ 2,307,518

Mortgage-Backed Pass-Through Obligations – 3.3%
FHLMC
$ 117,638	5.500%	08/01/17	$ 127,049
276,809	5.500	09/01/21	299,127
87,881	6.000	10/01/23	95,733
405,019	5.000	05/01/27	425,699

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA
$ 62,805	6.500%		09/01/13	$ 68,625
123,687	10.500		11/01/15	134,255
107,563	6.000		07/01/16	117,298
455,927	5.500		05/01/19	493,470
454,918	5.500		06/01/20	492,378
5,804	4.195	(a)	08/01/23	6,086
3,540	9.000		07/01/24	3,561
11,185	2.548	(a)	12/01/28	11,714
61,417	7.000		11/01/31	70,071
643,334	6.000		07/01/33	709,333
609,719	2.703	(a)	02/01/34	637,350
309,883	5.205	(a)	10/01/34	324,762
GNMA
8,648	8.000		07/15/17	9,815
1,000	3.125	(a)	12/20/24	1,036
15,572	3.375	(a)	04/20/26	16,165
14,236	2.625	(a)	08/20/26	14,736
16,351	3.375	(a)	01/20/28	16,982

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 4,075,245

TOTAL MORTGAGE-BACKED OBLIGATIONS				$32,935,454

Government Guarantee Obligations(c) – 6.8%
Citibank NA
$ 900,000	1.375%		08/10/11	$ 905,316
GMAC, Inc.
1,000,000	2.200		12/19/12	1,028,879
JPMorgan Chase & Co.
800,000	3.125		12/01/11	818,673
Keybank National Association
400,000	3.200		06/15/12	414,801
Morgan Stanley & Co.
750,000	2.250		03/13/12	765,106
Regions Bank
1,000,000	3.250		12/09/11	1,024,805
U.S. Bancorp
750,000	2.250		03/13/12	765,443
1,000,000	1.800		05/15/12	1,014,975
U.S. Central Credit Union
900,000	1.900		10/19/12	919,451
Wells Fargo & Co.
800,000	3.000		12/09/11	818,078

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 8,475,527

U.S. Government Agency Obligations – 47.7%
FFCB
$ 1,000,000	3.875%		10/07/13	$ 1,075,778
2,600,000	2.625		04/17/14	2,708,867
1,170,000	3.000		09/22/14	1,228,039
150,000	4.700		08/10/15	167,477
250,000	7.000		09/01/15	302,385
500,000	6.125		12/29/15	591,292
FHLB
750,000	5.000		03/11/11	753,774

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLB – (continued)
$ 1,640,000	3.375%	06/24/11	$ 1,659,539
1,250,000	4.750	12/09/11	1,295,921
1,000,000	3.500	03/08/13	1,058,298
1,500,000	5.125	08/14/13	1,659,042
1,000,000	3.625	10/18/13	1,067,690
1,560,000	5.250	06/18/14	1,764,951
1,000,000	5.250	09/12/14	1,127,542
2,500,000	5.000	12/21/15	2,840,497
250,000	5.375	05/15/19	281,279
FHLMC
1,575,000	2.125	09/21/12	1,615,433
1,500,000	4.625	10/25/12	1,605,419
1,800,000	1.625	04/15/13	1,833,979
1,500,000	4.000	06/12/13	1,610,485
2,000,000	1.500	07/12/13	2,006,772
1,000,000	1.250	07/29/13	1,003,140
1,560,000	2.500	01/07/14	1,617,076
1,600,000	2.500	04/23/14	1,658,058
790,000	5.000	07/15/14	885,171
1,000,000	4.500	01/15/15	1,106,852
1,200,000	2.875	02/09/15	1,253,016
1,300,000	1.750	09/10/15	1,280,547
1,300,000	5.300	12/01/15	1,483,074
FNMA
1,000,000	6.125	03/15/12	1,063,702
2,000,000	3.625	02/12/13	2,116,466
1,500,000	4.375	03/15/13	1,615,201
1,600,000	2.500	05/15/14	1,659,061
1,000,000	3.000	07/28/14	1,011,539
2,000,000	3.000	09/16/14	2,107,076
1,250,000	4.625	10/15/14	1,389,290
2,000,000	2.625	11/20/14	2,077,304
1,800,000	5.000	04/15/15	2,024,806
1,250,000	2.375	07/28/15	1,267,231
1,000,000	4.375	10/15/15	1,098,279
2,000,000	1.625	10/26/15	1,946,326
Tennessee Valley Authority
900,000	6.790	05/23/12	974,433

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$58,892,107

U.S. Treasury Obligations – 14.1%
United States Treasury Inflation Protected Securities
$ 1,216,910	3.000%	07/15/12	$ 1,296,389
1,184,150	2.000	01/15/14	1,283,600
1,160,760	2.000	07/15/14	1,268,856
United States Treasury Notes
1,500,000	5.125	06/30/11	1,530,409
435,000	4.500	04/30/12	457,582
1,800,000	1.375	09/15/12	1,826,438
2,400,000	1.375	11/15/12	2,436,749
1,200,000	1.750	04/15/13	1,228,692
1,200,000	1.750	03/31/14	1,226,531
1,700,000	2.375	10/31/14	1,765,210
1,200,000	2.250	01/31/15	1,237,126
1,800,000	2.125	05/31/15	1,836,990

TOTAL U.S. TREASURY OBLIGATIONS			$17,394,572

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co.
$ 3,329,000	0.010%	02/01/11	$ 3,329,000
Maturity Value: $3,329,001

TOTAL INVESTMENTS – 99.7%			$123,203,633

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			336,289

NET ASSETS – 100.0%			$123,539,922

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2011.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Repurchase agreement was entered into on January 31, 2011. This agreement was fully collateralized by $3,250,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $3,397,225.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$119,617,856
Gross unrealized gain	4,649,924
Gross unrealized loss	(1,064,147)
Net unrealized security gain	$3,585,777

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.0%
Alabama – 0.6%
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A3)
$ 1,005,000	5.000%	06/01/16	$ 1,049,914
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA+/Aa3)
65,000	4.500	07/01/23	63,725

			1,113,639

Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,048,036

Arizona – 9.6%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	676,578
750,000	4.750	01/01/22	718,912
1,000,000	5.000	01/01/25	940,070
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	2,849,509
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
2,000,000	5.000	07/01/14	2,148,900
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,378,860
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,279,524
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	931,939
335,000	5.000	07/01/18	359,401
350,000	5.000	07/01/19	369,030
1,100,000	5.125	07/01/22	1,130,316
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa1)
1,070,000	5.000	08/01/27	1,009,277
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/Aa3)
1,000,000	5.000	07/01/19	1,047,380
500,000	5.000	07/01/20	518,845
1,000,000	5.000	07/01/21	1,028,660

			16,387,201

Arkansas – 0.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
535,000	5.480	09/01/17	550,526

California – 1.7%
Port Oakland CA Revenue Bonds Series C (A-/A3)
600,000	5.000	11/01/16	654,588
Sacramento County CA Airport System Revenue Bonds (A/A2)
1,000,000	5.000	07/01/27	973,750
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (AA/Aa1)(a)
880,000	0.000	09/01/23	415,870

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (A/Baa1)
$ 800,000	5.250%	02/01/23	$ 790,200

			2,834,408

Colorado – 1.8%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	984,600
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
60,000	5.250	06/01/11	60,922
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	905,800
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
430,000	4.350	11/01/19	431,453
450,000	4.600	11/01/20	457,074
Westminster CO Certificates of Participation (Refunding) (NATL- RE) (AA-/Baa1)
250,000	4.500	12/01/23	247,822

			3,087,671

District of Columbia – 0.6%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,097,989

Florida – 9.6%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	887,653
Broward County FL Airport System RB (Refunding) Series O (A+/A1)
1,395,000	5.375	10/01/29	1,363,571
Florida Municipal Loan Council Revenue Bonds Series A (NATL- RE) (A-/Baa1)
1,000,000	5.000	10/01/20	1,023,820
Florida State Municipal Power Agency Revenue Bonds (Stanton Project) Series A (NR/A1)
1,175,000	5.000	10/01/18	1,273,583
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,035,310
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aa1)
50,000	5.500	07/01/21	56,744
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/NR)
1,500,000	5.000	06/01/24	1,467,075
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
1,000,000	5.000	10/01/22	1,009,090
1,000,000	5.250	10/01/23	1,017,370
1,000,000	5.500	10/01/25	1,024,770
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	723,620
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,090,730

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA+/Aa3)
$ 1,805,000	4.000%	04/01/18	$ 1,854,746
1,260,000	4.000	04/01/19	1,261,688
Ocala FL Utility System Revenue Bonds Series A (NR/A1)
540,000	5.000	10/01/17	581,083
Osceola County FL School Board Certificates of Participation Series A (FGIC) (A/Aa3)
465,000	5.000	06/01/15	491,300
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	203,764

			16,365,917

Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (NATL-RE) (BBB/Baa1)
90,000	6.100	10/01/19	107,785
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (BBB/Aa2)
55,000	5.500	08/01/23	61,975
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	480,525

			650,285

Illinois – 12.7%
Chicago IL GO Bonds (Project & Refunding) Series A (AGM) (AA+/Aa3)
1,500,000	5.000	01/01/28	1,372,710
Chicago IL Metropolitan Water Reclamation District Greater Chicago GO Bonds (Refunding) Series C (AAA/Aaa)
500,000	5.250	12/01/26	534,475
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (FGIC) (BBB/Aa2)
1,000,000	5.250	12/01/18	1,045,600
De Kalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	916,545
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa1)
2,000,000	5.250	12/01/22	1,946,620
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	443,135
490,000	4.900	01/01/27	456,572
1,625,000	5.000	01/01/30	1,482,975
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,167,469
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa2)
100,000	5.250	04/01/22	95,361
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa2)
650,000	5.125	04/01/19	644,189
Illinois Housing Development Authority Revenue Bonds Homeowner Mortgage Series C-1 (AA/Aa3)
255,000	3.700	02/01/13	260,717
Illinois State GO Bonds (A+/A1)
1,000,000	4.000	04/01/19	896,550
Illinois State GO Bonds (First Series) (NATL-RE) (A+/A1)
2,000,000	5.500	08/01/17	2,089,800

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds (Refunding) Series B (A+/A1)
$ 1,100,000	5.000%	01/01/14	$ 1,149,907
Illinois State GO Bonds Series A (A+/A1)
2,000,000	5.000	03/01/17	2,011,240
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/NR)
435,000	6.150	12/01/12	465,033
Northern IL Municipal Power Agency Project Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/42	822,840
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (AGM) (AA+/NR)(a)
540,000	0.000	04/01/18	402,953
Regional Transportation Authority IL RB Series A (NATL-RE) (AA/Aa3)
2,345,000	6.000	07/01/29	2,408,221
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
1,000,000	5.000	10/01/20	1,026,130

			21,639,042

Indiana – 6.1%
Allen County IN War Memorial Revenue Bonds (Refunding- Coliseum Additions Building Corp.) Series A (NR/Aa2)
600,000	5.000	05/01/16	669,522
615,000	5.000	11/01/16	688,037
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	252,323
675,000	6.050	02/01/23	667,075
3,000,000	6.860	02/01/29	3,024,930
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	413,080
120,000	5.000	08/01/14	130,608
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,172,328
Indiana State Finance Authority Lease Revenue Bonds (Refunding) Series A-1 (AA+/Aa2)
500,000	5.000	11/01/13	540,825
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	511,551
Indianapolis IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (AA/Baa1)
920,000	3.000	01/15/26	680,828
Mun-Del Building Corp. Delaware County IN Revenue Bonds (Refunding-First Mortgage) (A/NR)
830,000	3.000	07/05/13	838,707
750,000	3.000	01/05/14	758,167

			10,347,981

Iowa – 0.1%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
125,000	4.300	07/01/16	126,223

Kansas – 0.0%
Neosho County KS Sales Tax Revenue Bonds (NATL-RE) (ETM) (BBB/NR)
55,000	5.500	08/15/11	56,191

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – 2.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
$ 1,110,000	5.000%	02/01/17	$ 1,177,144
1,000,000	5.000	02/01/23	995,540
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	1,919,418

			4,092,102

Louisiana – 4.4%
East Baton Rouge LA Mortgage Finance Authority Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (GNMA/FNMA/FHLMC) (NR/Aaa)
635,000	4.750	10/01/29	606,933
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	4,767,400
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,124,420
1,245,000	5.000	02/01/30	1,082,092

			7,580,845

Massachusetts – 4.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,945,000	5.100	01/01/25	1,917,303
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (BBB+/Baa1)
960,000	5.000	07/01/20	1,000,954
1,415,000	5.000	07/01/21	1,454,521
Massachusetts State Housing Finance Agency Multi Family Housing RB Series A (FHA) (NR/Aaa)
2,500,000	5.300	12/01/38	2,404,875
Massachusetts State Housing Finance Agency Revenue Bonds (Single Family) Series 152 (AA/Aa2)
1,000,000	4.150	12/01/28	877,330
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa1)
60,000	6.500	07/15/19	71,027

			7,726,010

Michigan – 3.1%
Grand Valley MI State University Revenue Bonds (FGIC) (A+/NR)
1,500,000	5.300	12/01/24	1,543,005
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/NR)
1,080,000	5.500	02/01/18	1,159,521
Ingham County MI GO Bonds Series 1998 (AGM) (AA+/Aa3)
265,000	5.125	11/01/12	268,718
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (NATL-RE) (BBB/Baa1)
355,000	5.000	11/15/12	356,054
Michigan State Housing Development Authority Single Family Home Ownership RB (Non-AMT) Series A (Go of Auth) (AA/NR)
2,000,000	4.750	12/01/25	1,888,160

			5,215,458

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Minnesota – 1.3%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
$ 605,000	3.800%	07/01/17	$ 612,895
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (A+/A1)
1,000,000	5.000	11/15/19	1,062,730
St. Paul MN Housing & Redevelopment Authority Parking Revenue Bonds (Refunding-Parking Facilities Project) Series A (A+/A1)
665,000	4.000	08/01/22	620,844

			2,296,469

Missouri – 0.7%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	100,556
125,000	0.000	02/01/15	109,294
305,000	0.000	02/01/17	240,261
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	268,675
St. Louis County MO Industrial Development Authority Health
Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	480,765

			1,199,551

Montana – 0.3%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
230,000	4.350	12/01/16	228,468
220,000	4.350	06/01/16	218,645

			447,113

Nebraska – 1.2%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	529,280
Nebraska Investment Finance Authority Revenue Bonds Series F (GNMA/FNMA/FHLMC) (AAA/NR)
110,000	4.300	09/01/14	112,858
145,000	4.350	03/01/15	145,966
95,000	4.350	09/01/15	95,743
95,000	4.400	09/01/16	95,427
Nebraska Investment Finance Authority Single Family Housing RB Series A (GNMA/FNMA/FHLMC) (AAA/NR)
1,000,000	6.100	09/01/45	1,020,280

			1,999,554

Nevada – 0.6%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/Aa2)
1,020,000	5.000	07/01/28	953,098
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	100,553

			1,053,651

New Hampshire – 1.1%
New Hampshire State Housing Finance Authority Revenue Bonds (Non AMT) Series A (NR/Aa3)
1,375,000	3.800	07/01/25	1,247,689

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Hampshire – (continued)
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa2)
$ 690,000	5.300%	07/01/28	$701,129

			1,948,818

New Jersey – 1.2%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	1,929,080
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	98,967

			2,028,047

New Mexico – 0.3%
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (A+/Aa3)
500,000	5.375	07/01/13	506,405

New York – 0.3%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	164,157
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
260,000	5.750	07/01/13	274,035

			438,192

North Dakota – 0.9%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	284,390
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	564,394
635,000	4.450	07/01/17	642,804

			1,491,588

Ohio – 2.0%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/NR)
1,250,000	5.000	12/01/16	1,341,750
Mason OH Certificates of Participation (Refunding-Municipal Facilities Project) (NR/Aa1)
540,000	4.000	12/01/18	551,637
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	454,536
1,000,000	5.000	05/01/18	1,079,260

			3,427,183

Oklahoma – 3.1%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,035,180
1,000,000	4.850	09/01/18	1,036,520
1,000,000	5.000	09/01/19	1,039,550
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,112,160

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oklahoma – (continued)
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
$ 150,000	5.250%	10/01/26	$ 150,352

			5,373,762

Oregon – 0.2%
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
375,000	5.050	07/01/17	379,072

Pennsylvania – 5.1%
Delaware County PA Authority University RB (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	771,333
1,025,000	5.000	10/01/19	1,022,796
1,250,000	5.250	10/01/31	1,121,988
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,070,780
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds Series 110B (AA+/Aa2)
2,000,000	4.125	10/01/25	1,837,160
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,210,224
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
460,000	5.000	08/01/20	445,804
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,313,671

			8,793,756

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
10,000	5.000	07/01/20	10,180

Rhode Island – 0.9%
Rhode Island Housing & Mortgage Finance Corp. RB (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	478,850
Rhode Island Housing & Mortgage Finance Corp. RB (Multi Family Development) Series 1 (NR/Aa2)
460,000	5.125	10/01/30	438,334
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	180,178
205,000	5.800	12/01/14	205,093
125,000	5.900	12/01/15	125,056
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/NR)
190,000	5.750	12/01/13	190,131

			1,617,642

South Carolina – 4.9%
Berkeley County SC School District Installment Lease Revenue Bonds (Securing Assets for Education) (A/A1)
2,500,000	5.250	12/01/24	2,527,275
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	561,853

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
$ 700,000	5.000%	04/01/16	$ 775,453
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
1,000,000	5.000	12/01/22	987,640
1,500,000	5.000	12/01/28	1,425,165
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA+/Aa2)
175,000	5.500	12/01/15	199,071
Scago Educational Facilities Corp. for Sumter County School
District 17 SC Revenue Bonds (AGM) (AA+/Aa3)
255,000	5.500	12/01/15	289,703
Scago Public Facilities Corp. for Georgetown County SC (Refunding-Georgetown County Project) Series A (A+/Aa3)
1,000,000	5.000	12/01/18	1,064,510
Spartanburg County SC School District No. 007 Lease Revenue Bonds (McCarthy Teszler Project) (XLCA) (NR/NR)
500,000	5.000	03/01/22	492,880

			8,323,550

South Dakota – 0.1%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage) Series E-1 (AMT) (AAA/Aa1)
185,000	5.150	05/01/11	185,226

Tennessee – 0.1%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
220,000	4.250	01/01/14	224,767

Texas – 4.5%
Brownsville TX GO Bonds (Refunding) Series 2005 (A+/Aa3)
710,000	5.000	02/15/22	731,925
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
500,000	5.000	08/01/22	513,030
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
500,000	5.250	09/01/22	518,430
Corpus Christi TX Utility System Revenue Bonds (Refunding) (AGM) (AA+/Aa3)
375,000	5.000	07/15/12	396,536
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
130,000	5.750	11/01/15	133,855
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	249,725
590,000	5.000	02/15/24	602,968
North Texas Tollway Authority RB (Refunding-System First Tier) (A-/A2)
3,000,000	6.000	01/01/34	3,015,390
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A+/NR)
330,000	5.250	10/01/21	337,914
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AAA/Aa1)
90,000	4.600	09/01/19	89,430
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/Aa3)
675,000	5.500	07/01/24	721,494

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
$ 300,000	4.500%	02/15/16	$ 321,891

			7,632,588

Utah – 1.6%
Tooele County UT Hazardous Waste Treatment RB (Union Pacific Project) Series A (BBB+/Baa2)
2,000,000	5.700	11/01/26	1,937,240
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
380,000	3.600	07/01/15	379,818
350,000	3.850	07/01/16	350,801

			2,667,859

Vermont – 0.8%
Vermont Economic Development Authority RB (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/Baa1)
1,375,000	5.000	12/15/20	1,338,384

Virginia – 0.6%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (BBB/NR)
1,000,000	5.250	07/15/17	1,092,580

Washington – 4.8%
Clark County WA School District No. 114 Evergreen GO Bonds (AGM) (NR/Aa1)(b)
330,000	5.375	06/01/12	350,579
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	955,760
Pend Oreille County WA Public Utility District No.1 Electric RB (Refunding) (NR/A3)
1,190,000	4.000	01/01/15	1,226,926
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	170,080
Vancouver WA GO Bonds (Refunding-Limited Tax) (AA/Aa3)
1,160,000	5.125	12/01/35	1,202,073
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	537,050
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
2,000,000	4.375	07/01/18	2,006,840
1,750,000	5.250	07/01/25	1,688,207

			8,137,515

West Virginia – 0.6%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A2)
1,000,000	5.500	09/01/28	968,230

Wisconsin – 1.8%
Central Brown County WI Water Authority RB (AMBAC) (A+/NR)
1,500,000	5.000	12/01/35	1,428,210
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	123,556
350,000	5.000	12/01/15	374,402
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
100,000	4.375	05/01/12	103,934

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
$1,000,000	5.000%	08/15/21	$ 1,049,870

			3,079,972

Wyoming – 0.5%
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	169,580
280,000	4.250	12/01/14	288,871
385,000	4.300	12/01/15	387,148

			845,599

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 167,426,777

Short-term Investment(c) – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co.
$ 1,976,000	0.010%	02/01/11	$ 1,976,000
Maturity Value: $1,976,001

TOTAL INVESTMENTS – 99.2%			$ 169,402,777

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			1,358,031

NET ASSETS – 100.0%			$ 170,760,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on January 31, 2011. This agreement was fully collateralized by $1,930,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $2,017,429.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CIFG	— Insured by CIFG Assurance North America, Inc.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
VA	— Veterans Administration
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$171,783,884
Gross unrealized gain	1,936,141
Gross unrealized loss	(4,317,248)
Net unrealized security loss	$(2,381,107)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.7%
Arizona – 2.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$940,070
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,001,710
Pinal City Arizona Unified School District No.1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,178,851
1,215,000	5.150	07/01/24	1,234,391

			6,355,022

California – 0.8%
Sacramento County CA Airport System Revenue Bonds (A/A2)
2,000,000	5.000	07/01/27	1,947,500

Colorado – 0.3%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	652,197

Florida – 1.2%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,035,310
Tampa FL Revenue Bonds (Health System-Catholic East) (A/A1)
1,875,000	5.000	11/15/16	2,002,781

			3,038,091

Idaho – 0.3%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aaa)
895,000	5.250	07/01/29	894,955

Illinois – 1.8%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA/NR)
1,500,000	5.250	10/15/27	1,511,340
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	899,950
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,037,530
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	964,850

			4,413,670

Indiana – 1.5%
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,016,620
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	512,005

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
$1,435,000	5.000%	07/01/35	$1,223,553

			3,752,178

Iowa – 0.3%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
710,000	5.000	07/01/23	722,752

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
455,000	5.750	07/01/39	465,442

Louisiana – 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding- Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,555,897
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	6,674,360

			8,230,257

Michigan – 0.4%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,029,050

Missouri – 80.0%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	192,070
230,000	3.000	11/01/18	213,806
210,000	3.000	11/01/19	191,573
225,000	3.625	11/01/22	203,450
470,000	3.700	11/01/23	416,763
225,000	3.800	11/01/24	198,320
480,000	3.875	11/01/25	414,854
250,000	4.000	11/01/26	215,625
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	156,714
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	153,339
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA+/Aa3)
2,000,000	5.250	07/01/20	2,148,920
Boone County MO Hospital Revenue Bonds (NR/A3)
1,600,000	5.750	08/01/28	1,593,008
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,065,910
1,250,000	5.000	03/01/19	1,323,562
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/NR)
300,000	5.500	03/01/14	333,561
Bridgeton MO Certificates of Participation (NR/Aa3)
250,000	1.700	08/01/11	250,898
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
500,000	5.250	03/01/17	570,415
1,000,000	5.250	03/01/21	1,064,370

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
$ 215,000	1.600%	03/01/13	$216,032
215,000	1.900	03/01/14	215,731
220,000	2.250	03/01/15	220,255
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	942,043
400,000	5.250	06/01/12	418,556
1,000,000	5.250	06/01/13	1,066,690
1,550,000	5.500	06/01/16	1,618,634
Cass County MO Reorganized School District No. R-2 Raymore- Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,112,450
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,038,360
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,038,580
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,334,131
2,435,000	5.000	03/01/28	2,481,387
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	738,076
650,000	5.000	03/01/22	686,231
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	821,972
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	420,684
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	664,547
1,000,000	4.500	12/01/20	1,010,320
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	400,706
Florissant MO Certificates of Participation (FGIC) (NR/A1)
330,000	5.000	08/01/11	337,042
560,000	5.000	08/01/12	594,350
485,000	5.000	08/01/15	500,365
500,000	5.000	08/01/16	513,770
450,000	5.000	08/01/17	460,670
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,190,635
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	772,289
935,000	5.000	03/01/18	1,024,685
945,000	5.000	03/01/19	1,021,536
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (NR/NR)
610,000	5.875	12/01/30	562,048
1,455,000	6.250	12/01/35	1,325,592

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
$ 395,000	5.000%	12/01/15	$408,861
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	482,286
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/Aa2)
100,000	2.000	07/01/11	100,413
425,000	2.500	07/01/15	424,112
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/Aa2)
450,000	2.000	03/01/13	451,643
280,000	2.500	03/01/15	279,457
Greenwood MO GO Build America Bonds Taxable Series B (A- /NR)
500,000	5.625	03/01/25	473,680
Hannibal MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Hannibal Regional Hospital) (BBB+/NR)
650,000	3.500	09/01/12	655,661
Harrisonville MO Annual Appropriation Supported Tax Revenue Bonds (Refunding-Harrisonville Towne Center Project) (A+/NR)
1,610,000	4.625	11/01/28	1,380,575
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
2,300,000	5.000	03/01/19	2,373,623
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	461,470
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/NR)
420,000	4.600	06/01/29	377,643
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,469,415
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,279,654
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,315,687
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	550,893
555,000	4.500	12/01/20	574,525
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	533,230
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,018,440
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	527,075
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,360,000	5.000	12/01/22	1,410,660
Jackson County MO Special Obligation Revenue Bonds Series A (NATL-RE) (NR/Aa3)
1,735,000	5.500	12/01/12	1,802,214

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/NR)
$1,000,000	5.250%	12/01/15	$1,049,530
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)
290,000	4.000	12/01/20	294,144
435,000	4.000	12/01/21	437,049
425,000	4.000	12/01/22	422,998
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,000,000	5.000	03/01/18	1,042,210
2,000,000	5.000	03/01/19	2,084,420
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	444,922
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,188,453
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	833,735
555,000	5.500	02/15/14	573,104
1,500,000	5.500	02/15/29	1,383,855
1,500,000	5.750	02/15/35	1,370,865
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,084,080
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,165,966
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,711,568
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
310,000	6.431	04/01/18	316,901
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,306,734
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	461,995
Kansas City MO Special Obligation Tax Allocation (Refunding- Kansas City Project) Series B (AA-/A1)
500,000	3.000	01/01/15	506,080
Kirkwood MO Certificates of Participation (Build America Bonds- Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	484,925
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	791,677
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	551,370
545,000	5.000	03/01/22	592,192
500,000	5.000	03/01/23	539,875
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa2)
1,000,000	5.250	07/01/12	1,017,170
1,135,000	5.250	07/01/15	1,146,429
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa2)
480,000	5.000	07/01/20	490,349

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA+/Aa3)
$1,620,000	4.750%	03/01/16	$1,710,056
850,000	4.750	03/01/17	891,361
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,083,090
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (NATL-RE) (AA- /Aa3)(b)
2,410,000	5.250	12/01/11	2,506,063
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA+/Aa3)
830,000	5.250	03/01/21	897,545
700,000	5.250	03/01/22	751,849
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,046,950
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A- /NR)
590,000	4.250	04/01/12	605,145
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A-/NR)
1,000,000	6.125	04/01/29	1,008,600
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	735,651
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Eastland Center Project) Series A (A-/NR)
150,000	4.500	04/01/22	144,630
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Hartman Heritage Center Phase II) (AMBAC) (A- /NR)
300,000	5.000	04/01/13	311,823
1,070,000	5.000	04/01/19	1,087,441
1,240,000	5.000	04/01/21	1,257,385
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Independence-Centerpoint Project) (A-/NR)
935,000	4.750	04/01/28	829,906
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Prerefunded- State Revolving Funds Program) Series B (NR/Aaa)(b)
705,000	5.000	01/01/13	761,604
715,000	5.125	01/01/13	774,095
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	448,976
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,255,234
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series A (NR/Aaa)
185,000	5.125	07/01/11	185,705
435,000	5.200	07/01/12	436,657

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (NR/Aaa)
$ 415,000	5.125%	01/01/18	$ 436,468
20,000	5.000	01/01/22	20,718
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	151,919
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,247,389
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,286,864
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,278,594
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	989,980
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,320,554
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	525,601
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,011,800
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	903,360
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) (AA-/A1)
1,000,000	5.500	10/01/12	1,066,730
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA+/Aa3)
2,000,000	5.000	11/15/14	2,166,560
1,000,000	5.000	11/15/19	1,061,970
Missouri State Health & Educational Facilities Authority Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	513,275
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,165,017
1,545,000	5.000	02/15/20	1,671,922
120,000	4.750	11/15/37	114,061
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,331,735
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	441,875
3,420,000	4.750	07/01/42	3,041,885
Missouri State Housing Development Commission Revenue Bonds (Single Family Homeowner Loan) Series A-1 (AMT) (FNMA/GNMA) (AAA/NR)
25,000	5.800	09/01/11	24,999
20,000	5.900	09/01/12	20,000
20,000	6.000	09/01/13	20,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AAA/NR)
$ 1,065,000	3.950%	05/01/21	$ 1,017,693
1,240,000	3.950	11/01/21	1,183,158
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,119,860
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)(b)
300,000	5.250	08/01/12	320,724
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,383,009
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (BBB/Baa1)
1,000,000	5.450	03/01/14	1,003,090
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/Aa3)
1,430,000	5.250	03/01/21	1,552,379
Nixa MO Electric System Revenue Bonds (XLCA) (NR/NR)
1,000,000	4.750	04/01/15	1,040,370
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	11/15/18	1,025,770
1,000,000	5.000	11/15/19	1,021,010
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,237,000
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	2,948,427
O’ Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.000	02/01/22	1,002,590
O’ Fallon MO Certificates of Participation (NR/Aa3)
2,130,000	5.250	11/01/17	2,305,512
1,000,000	5.250	11/01/18	1,076,960
2,000,000	5.250	11/01/19	2,144,660
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (AGM) (AA+/Aa3)
740,000	4.900	03/01/16	741,184
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA+/NR)
1,500,000	5.000	03/01/19	1,696,515
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/Aa3)
440,000	5.000	03/01/22	469,141
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,845,038
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	475,960
850,000	5.000	12/01/20	913,971
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	155,970
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	97,700
100,000	4.700	07/01/27	93,748

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR)
$ 380,000	2.000%	05/01/14	$ 372,677
175,000	2.500	05/01/15	171,868
150,000	2.650	05/01/16	144,234
125,000	3.000	05/01/17	119,404
150,000	3.150	05/01/18	139,503
150,000	3.300	05/01/19	139,463
250,000	3.500	05/01/20	230,253
300,000	3.750	05/01/21	274,692
325,000	3.875	05/01/22	295,685
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,908,432
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,005,200
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	465,791
500,000	5.500	03/01/15	516,165
Sikeston MO Electric Revenue Bonds (Refunding) (BBB/Baa1)
530,000	5.000	06/01/22	531,097
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	200,628
Springfield MO Public Building Corp. Leasehold Revenue Bonds) (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	552,080
575,000	6.850	03/01/29	588,903
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,043,010
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	197,494
530,000	4.500	11/01/19	543,923
610,000	4.500	11/01/20	622,054
645,000	4.750	11/01/21	661,796
685,000	4.750	11/01/22	698,015
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	395,025
405,000	4.750	11/01/22	412,695
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	2,947,934
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,101,316
100,000	5.200	12/01/31	101,098
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
530,000	5.000	12/01/12	553,415
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	650,630
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,151,637
St. Charles MO Certificates of Participation Series B (NR/A1)
1,000,000	5.500	05/01/18	1,027,070
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	105,222
735,000	5.200	06/01/24	763,114

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
$ 490,000	5.000%	11/15/15	$ 484,840
515,000	5.000	11/15/16	503,593
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	408,564
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) (FGIC) (BBB/Baa1)
100,000	5.125	07/01/15	100,176
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA+/Aa3)
2,000,000	5.000	07/01/24	1,878,120
St. Louis MO Airport Revenue Bonds (Refunding-Lambert/St. Louis International Airport) (NATL-RE) (FGIC) (BBB/Baa1)
185,000	5.125	07/01/12	185,411
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	105,825
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-City Justice Center) Series A (AMBAC) (A/NR)
700,000	5.250	02/15/15	714,966
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,276,711
1,345,000	4.000	08/01/14	1,413,030
St. Louis MO Parking Revenue Bonds (Downtown Parking Facilities-Subordinated A) (NR/NR)(b)
900,000	5.500	02/01/12	929,790
St. Louis MO Parking Revenue Bonds (Taxable) Series B (BBB/Baa1)
100,000	5.140	12/15/14	104,552
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,479,670
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,127,456
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA+/Aa1)
375,000	5.375	11/01/14	386,419
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	288,918
345,000	3.000	03/01/18	329,078
360,000	3.000	03/01/19	334,796
385,000	3.150	03/01/21	345,745
700,000	3.300	03/01/23	609,280
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	229,851
Washington MO School District Direct Deposit GO Bonds (Refunding) (AGM) (AA+/Aa3)
1,000,000	5.250	03/01/13	1,085,660
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
405,000	2.700	04/15/16	387,589
470,000	3.250	04/15/18	438,801
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	701,769

			200,995,952

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nevada — 1.0%
Las Vegas NV Convention & Visitors Authority RB (Refunding) Series E (AGM) (AA+/Aa3)
$2,505,000	5.400%	07/01/33	$ 2,413,492

Oregon — 0.6%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
1,500,000	5.250	08/15/17	1,620,270

Pennsylvania — 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	909,670
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	973,090

			1,882,760

Puerto Rico — 1.1%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
555,000	5.000	07/01/22	549,272
Puerto Rico Public Buildings Authority RB (Unrefunded Balance - Government Facilities) Series l (BBB-/A3)
2,320,000	5.250	07/01/33	2,171,984

			2,721,256

South Carolina — 0.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
1,035,000	5.000	12/01/28	983,364

Texas — 0.3%
Mansfield TX GO Certificates (AA/Aa2)
700,000	5.750	02/15/22	765,919

Washington — 1.0%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
2,500,000	5.250	07/01/25	2,411,725

TOTAL MUNICIPAL BOND OBLIGATIONS			$245,295,852

Short-term Investment(c) — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co.
$2,338,000	0.010%	02/01/11	$ 2,338,000
Maturity Value: $2,338,001

TOTAL INVESTMENTS— 98.6%			$247,633,852

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%			3,435,679

NET ASSETS — 100.0%			$251,069,531

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on January 31, 2011. This agreement was fully collateralized by $2,285,000 U.S. Treasury Note, 2.500% due 04/30/15 with a market value of $2,388,511.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CIFG	— Insured by CIFG Assurance North America, Inc.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
RB	— Revenue Bond
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$247,514,920
Gross unrealized gain	4,538,839
Gross unrealized loss	(4,419,907)
Net unrealized security gain	$118,932

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.6%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 423,032

California – 1.1%
Sacramento County CA Airport System Revenue Bonds (A/A2)
500,000	5.000	07/01/27	486,875
San Francisco City & County Airports Commission Revenue Bonds Refunding Second Series 2010 C (NATL-RE) (FGIC) (A/A1)
445,000	5.000	05/01/24	439,033
			925,908

Florida – 4.6%
Duval County FL School Board Certificates of Participation (Master Lease Program) Series B (AA-/Aa3)
1,250,000	5.000	07/01/35	1,180,950
Miami-Dade County Aviation Revenue Bonds Series 2010 B (A- /A2)
2,000,000	5.000	10/01/41	1,752,620
Port St. Lucie FL Lease Revenue Bonds (Wyndcrest Project- Recovery Zone Facility Bonds) Series B (A/Aa3)
1,000,000	4.500	09/01/24	925,080
			3,858,650

Illinois – 1.0%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	809,955

Indiana – 3.8%
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,008,310
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	852,650
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AA+/Aa3)
1,300,000	5.000	01/15/31	1,267,916
			3,128,876

Iowa – 0.4%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
370,000	5.000	07/01/23	376,645

Kansas – 70.9%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/NR)(a)
1,000,000	4.750	08/01/12	1,060,100
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,000,000	5.250	09/01/24	993,250
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	991,117
235,000	4.000	09/01/18	243,244
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/Aa3)
440,000	5.000	12/01/13	451,876

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
$ 400,000	2.000%	12/01/11	$ 401,668
1,015,000	2.000	12/01/13	1,002,850
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/A1)
1,450,000	5.000	03/01/12	1,488,120
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
1,000,000	5.000	08/01/12	1,062,730
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
495,000	5.000	09/01/15	545,277
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	786,565
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,057,590
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AGM) (AA+/Aa3)
625,000	5.125	10/01/16	627,825
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/NR)
500,000	6.000	10/01/16	588,645
1,770,000	5.000	10/01/18	1,879,174
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	965,201
975,000	5.000	10/01/23	1,011,894
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	219,754
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	284,950
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	635,490
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,059,170
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	804,056
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
1,270,000	5.250	05/01/13	1,282,586
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,375,440
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
300,000	5.000	07/01/14	300,819
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,172,402
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (NATL- RE) (AA/Baa1)
400,000	5.000	02/01/12	401,032

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
$ 400,000	5.000%	05/01/12	$ 404,260
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/NR)(a)
450,000	5.000	08/01/13	494,469
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/NR)
1,600,000	5.000	08/01/17	1,683,840
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,081,170
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (NATL-RE) (AA/NR)
20,000	4.000	10/01/11	20,475
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	745,756
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)(a)
1,500,000	6.000	04/01/13	1,668,135
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/NR)
600,000	5.000	06/01/13	626,520
630,000	5.000	06/01/14	654,457
300,000	5.000	06/01/16	308,373
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
750,000	5.250	01/01/25	767,108
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,174,195
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,071,536
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	328,980
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A2)
1,000,000	5.375	07/01/14	1,051,960
455,000	5.375	07/01/15	475,834
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,571,647
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,142,262
315,000	5.250	09/01/29	320,865
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (BBB/Baa1)
150,000	5.000	09/01/20	158,462
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	329,036
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (NATL-RE) (BBB/Baa1)
1,650,000	5.000	09/01/17	1,809,406
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,220,011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Pittsburg KS GO Bonds (Refunding) (AGM) (NR/Aa3)
$ 210,000	5.500%	09/01/11	$ 215,504
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	503,095
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	447,368
Saline County KS Unified School District No. 305 Salina GO Bonds (AGM) (NR/Aa2)
100,000	5.500	09/01/16	102,638
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (AGM) (NR/Aa2)
70,000	5.500	09/01/16	71,143
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (BBB/NR)
680,000	5.250	09/01/14	713,388
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,074,230
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA+/NR)
1,500,000	5.000	11/01/32	1,438,455
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
945,000	5.250	12/01/38	967,822
Shawnee County KS GO Bonds (Refunding & Improvement) (NR/Aa2)
500,000	3.000	09/01/11	507,145
360,000	3.000	09/01/12	372,564
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa2)(a)
500,000	5.000	02/01/12	522,550
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
535,000	5.000	06/01/16	606,166
1,000,000	5.000	06/01/23	1,077,160
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL- RE) (AA/Baa1)
300,000	5.000	06/01/23	323,148
475,000	5.000	06/01/24	506,697
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)(a)
1,000,000	6.000	09/01/12	1,080,530
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (BBB/Aa2)
1,000,000	5.000	10/01/19	1,046,050
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A1)
1,595,000	5.000	09/01/21	1,652,292
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (AGM) (NR/Aa3)
85,000	6.375	09/01/11	87,655
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
2,305,000	4.000	09/01/20	2,371,545
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/NR)
1,000,000	5.250	09/01/17	1,131,470

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (AGM) (AA+/Aa2)
$ 160,000	5.000%	09/01/12	$ 170,723

			58,790,920

Kentucky – 1.3%
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Kings Daughters Medical) (A+/A1)
1,000,000	5.000	02/01/17	1,060,490

Louisiana – 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	1,906,960

Massachusetts – 0.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
480,000	5.300	01/01/30	458,621

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University Series 2010 (BBB/NR)
605,000	5.000	10/01/25	550,350

Puerto Rico – 7.0%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB/A3)
475,000	5.500	07/01/16	500,132
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA+/Aa3)
425,000	5.500	07/01/15	463,624
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A2)
500,000	6.250	07/01/13	542,495
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB/Aaa)(a)
655,000	5.250	07/01/13	721,476
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa3)
345,000	5.250	07/01/21	345,911
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/A3)
1,275,000	5.000	07/01/21	1,272,896
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/A3)
1,000,000	5.250	07/01/21	1,017,040
Puerto Rico Public Buildings Authority Revenue Bonds Unrefunded Balance Guaranteed Government Facilities Series 2004 I (BBB-/A3)
1,000,000	5.250	07/01/33	936,200

			5,799,774

South Carolina – 0.6%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
500,000	5.000	12/01/28	475,055

Washington – 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
750,000	5.250	07/01/25	723,517

TOTAL MUNICIPAL BOND OBLIGATIONS			$79,288,753

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co.
$2,557,000	0.010%	02/01/11	$ 2,557,000
Maturity Value: $2,557,001

TOTAL INVESTMENTS – 98.7%			$81,845,753

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			1,100,572

NET ASSETS – 100.0%			$82,946,325

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Repurchase agreement was entered into on January 31, 2011. This agreement was fully collateralized by $2,500,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $2,613,250.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CIFG	— Insured by CIFG Assurance North America, Inc.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$81,946,721
Gross unrealized gain	1,517,382
Gross unrealized loss	(1,618,350)
Net unrealized security loss	$(100,968)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or are deemed not to reflect market value by Commerce Investment Advisors, Inc. (the “Adviser”) are valued at fair value using methods approved by the Board of Trustees.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of January 31, 2011:

Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$129,314,692	$-	$-
Short-term Investment	-	247,000	-
Total	$129,314,692	$247,000	$-

Value	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$50,058,025	$-	$-
Short-term Investment	-	1,138,000	-
Total	$50,058,025	$1,138,000	$-

MidCap Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$63,769,887	$-	$-
Short-term Investment	-	1,905,000	-
Total	$63,769,887	$1,905,000	$-

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$-	$50,940,327	$-
Taxable Municipal Bond Obligations	-	72,544,865	-
Mortgage-Backed Obligations	-	205,425,763	-
Corporate Obligations	-	173,491,592	-
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	20,320,017	98,182,344	-
Government Guarantee Obligations	-	7,657,387	-
Investment Company	4,634,725	-	-
Short-term Investment	-	3,859,000	-
Total	$24,954,742	$612,101,278	$-

Short-Term Government	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$-	$2,176,973	$-
Mortgage-Backed Obligations	-	32,935,454	-
Government Guarantee Obligations	-	8,475,527	-
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	17,394,572	58,892,107	-
Short-term Investment	-	3,329,000	-
Total	$17,394,572	$105,809,061	$-

National Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$167,426,777	$-
Short-term Investment	-	1,976,000	-
Total	$-	$169,402,777	$-

Missouri Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$245,295,852	$-
Short-term Investment	-	2,338,000	-
Total	$-	$247,633,852	$-

Kansas Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$79,288,753	$-
Short-term Investment	-	2,557,000	-
Total	$-	$81,845,753	$-

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2011 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth Fund may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 30, 2011

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 30, 2011